Discontinued operations	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Discontinued operations
13.	Discontinued operations

On 28 September 2018, BHP completed the sale of 100 per cent of the issued share capital of BHP Billiton Petroleum (Arkansas) Inc. and 100 per cent of the membership interests in BHP Billiton Petroleum (Fayetteville) LLC, which held the Fayetteville assets, for a total cash consideration of US$0.3 billion.

On 31 October 2018, BHP completed the sale of 100 per cent of the issued share capital of Petrohawk Energy Corporation, the BHP subsidiary which held the Eagle Ford (being Black Hawk and Hawkville), Haynesville and Permian assets, for a total cash consideration of US$10.5 billion (less preliminary customary completion adjustments of US$0.2 billion). Net proceeds of US$6.7 billion (net of transaction costs of US$0.1 billion) were received by 31 December 2018 with the balance (deferred consideration) being receivable in four equal monthly instalments by April 2019. Payment of the deferred consideration is not subject to any conditions and has been recognised as a US$3.5 billion receivable at 31 December 2018. Final completion adjustments are scheduled to be determined in April 2019 and are not currently capable of reliable estimation.

While the effective date at which the right to economic profits transferred to the purchasers was 1 July 2018, the Group continued to control the Onshore US assets until the completion dates of their respective transactions. As such the Group continued to recognise its share of revenue, expenses, net finance costs and associated income tax expense related to the operation until the completion date.

The completion adjustments included a reduction in sale proceeds, based on the operating cash generated and retained by the Group in the period prior to completion, in order to transfer the economic profits from 1 July to completion date to the buyers. Therefore, the pre-tax profit from operating the assets is largely offset by a pre-tax loss on disposal. Accordingly, the net loss from discontinued operations predominantly relates to incremental costs arising as a consequence of the divestment, including restructuring costs and provisions for surplus office accommodation, and tax expenses largely triggered by the completion of the transactions.

The contribution of Discontinued operations included within the Group’s profit and cash flows are detailed below:

Income statement – Discontinued operations

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Revenue	850	1,002	2,171
Other income	28	14	34
Expenses excluding net finance costs	(608)	(1,445)	(5,790)

Profit/(loss) from operations	270	(429)	(3,585)

Financial expenses	(8)	(12)	(22)

Net finance costs	(8)	(12)	(22)

Profit/(loss) before taxation	262	(441)	(3,607)

Income tax (expense)/benefit	(58)	609	686

Profit/(loss) after taxation from operating activities	204	168	(2,921)

Net loss on disposal	(497)	–	–

(Loss)/profit after taxation	(293)	168	(2,921)

Attributable to non-controlling interests	7	22	26
Attributable to BHP shareholders	(300)	146	(2,947)

Basic (loss)/earnings per ordinary share (cents)	(5.6)	2.7	(55.4)
Diluted (loss)/earnings per ordinary share (cents)	(5.6)	2.7	(55.4)

The total comprehensive income attributable to BHP shareholders from Discontinued operations was a loss of US$300 million (31 December 2017: gain of US$151 million; 30 June 2018: loss of US$2,943 million).

The conversion of options and share rights would decrease the loss per share for the half year ended 31 December 2018 and the year ended 30 June 2018, therefore its impact has been excluded from the diluted earnings per share calculation.

Cash flows from Discontinued operations

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Net operating cash flows	565	350	900
Net investing cash flows(1)	(443)	(301)	(861)
Net financing cash flows(2)	(13)	(27)	(40)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	109	22	(1)

Net proceeds received from the sale of Onshore US	7,028	–	–
Less Cash and cash equivalents	(104)	–	–

Proceeds from divestment of Onshore US, net of its cash	6,924	–	–

Total cash impact	7,033	22	(1)

(1)

Includes purchases of property, plant and equipment of US$443 million related to drilling and development expenditure (31 December 2017: US$335 million; 30 June 2018: US$900 million) less proceeds from sale of assets of US$ nil (31 December 2017: US$35 million; 30 June 2018: US$39 million), and other investing outflows of US$ nil (31 December 2017: US$1 million; 30 June 2018: US$ nil).

(2)

Includes net repayment of interest bearing liabilities of US$6 million (31 December 2017: US$2 million; 30 June 2018: US$4 million), distribution to non-controlling interests of US$ nil (31 December 2017: US$6 million; 30 June 2018: US$14 million) and dividends paid to non-controlling interests of US$7 million (31 December 2017: US$19 million; 30 June 2018: US$22 million).

Net loss on disposal of Discontinued operations

Details of the net loss on disposal is presented in the table below:

2018 US$M
Assets
Cash and cash equivalents	104
Trade and other receivables	562
Other financial assets	32
Inventories	34
Property, plant and equipment	10,998
Intangible assets	667

Total assets	12,397

Liabilities
Trade and other payables	796
Provisions	493

Total liabilities	1,289

Net assets	11,108

Less non-controlling interest share of net assets disposed	(168)

BHP Share of net assets disposed	10,940

Gross consideration	10,590
Less transaction costs	(60)
Income tax expense	(87)

Net loss on disposal	(497)

Exceptional items – Discontinued operations

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the financial statements.

Half year ended 31 December 2018

There were no exceptional items related to Discontinued operations for the half year ended 31 December 2018.

Items related to Discontinued operations included within the Group’s profit for the half year ended 31 December 2017 are detailed below:

Half year ended 31 December 2017	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
US tax reform	–	492	492

Total	–	492	492

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	–	492	492

Items related to Discontinued operations included within the Group’s profit for the year ended 30 June 2018 are detailed below:

Year ended 30 June 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
US tax reform	–	492	492
Impairment of Onshore US assets	(2,859)	109	(2,750)

Total	(2,859)	601	(2,258)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,859)	601	(2,258)